CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,651,564	$ 898,172	$ 339,693
Short–term investments in certificates of deposit	2,550,000		500,000
Accounts receivable	133,333	175,000
Prepaid expenses and other current assets	100,580	160,646	82,326
Total current assets	6,435,477	1,233,818	922,019
Investment in Videocon Industries Limited global depository receipts, at fair value	4,150,970	4,197,341	4,728,367
Patents, net of accumulated amortization of $233,129	2,802,982
Property and equipment, net of accumulated depreciation of $47,925, $45,654 and $2,185,525, as on July 31,2014, October 31, 2013 and October 31, 2012 respectively.	9,906	8,379	10,290
Total assets	13,399,335	5,439,538	5,660,676
Current liabilities:
Accounts payable and accrued expenses	1,304,571	1,276,470	635,139
Royalties and contingent legal fees payable	152,400	207,743
Derivative liability, at fair value	1,900,000	540,000
Loan payable to related party	5,000,000
Deferred revenue, nonrefundable development and license fee		1,187,320	1,187,320
Total current liabilities	8,356,971	3,211,533	1,822,459
Contingencies
Convertible debentures	1,756,142	548,598	32,273
Patent acquisition obligation	3,136,513
Loan payable to related party		5,000,000	5,000,000
Total liabilities	13,249,626	8,760,131	6,854,732
Shareholders’ equity:
Preferred stock
Common stock, par value $.01 per share; 600,000,000, 240,000,000 shares authorized; 236,822,190, 219,342,190, 209,276,745, 184,979,037 shares issued and outstanding at July 31, 2014, July 31, 2014 pro forma, October 31, 2013 and October 31, 2012 respectively	2,368,222	2,092,767	1,849,790
Additional paid-in capital	144,444,136	134,750,048	127,693,160
Loan receivable from related party	(5,000,000)	(5,000,000)	(5,000,000)
Accumulated deficit	(141,616,278)	(135,163,408)	(125,083,322)
Accumulated other comprehensive loss	(46,371)		(653,684)
Total shareholders’ equity	149,709	(3,320,593)	(1,194,056)
Total liabilities and shareholders’ deficiency	13,399,335	5,439,538	5,660,676
Series A Preferred Stock [Member] | Preferred Stock [Member] | Pro Forma [Member]
Shareholders’ equity:
Preferred stock	350,000
Preferred Stock [Member] | Pro Forma [Member]
Shareholders’ equity:
Preferred stock
Preferred Stock [Member]
Shareholders’ equity:
Preferred stock
Pro Forma [Member] | Convertible Debenture Due September 2016 [Member]
Contingencies
Convertible debentures
Pro Forma [Member] | Convertible Debenture Due January 2015 [Member]
Contingencies
Convertible debentures
Pro Forma [Member]
Current assets:
Cash and cash equivalents	3,651,564
Short–term investments in certificates of deposit	2,550,000
Accounts receivable	133,333
Prepaid expenses and other current assets	100,580
Total current assets	6,435,477
Patents, net of accumulated amortization of $233,129	2,802,982
Property and equipment, net of accumulated depreciation of $47,925, $45,654 and $2,185,525, as on July 31,2014, October 31, 2013 and October 31, 2012 respectively.	9,906
Total assets	9,248,365
Current liabilities:
Accounts payable and accrued expenses	1,153,488
Royalties and contingent legal fees payable	152,400
Derivative liability, at fair value
Loan payable to related party
Deferred revenue, nonrefundable development and license fee
Total current liabilities	1,305,888
Contingencies
Convertible debentures
Patent acquisition obligation	3,136,513
Loan payable to related party
Total liabilities	4,442,401
Shareholders’ equity:
Preferred stock	350,000
Common stock, par value $.01 per share; 600,000,000, 240,000,000 shares authorized; 236,822,190, 219,342,190, 209,276,745, 184,979,037 shares issued and outstanding at July 31, 2014, July 31, 2014 pro forma, October 31, 2013 and October 31, 2012 respectively	2,193,422
Additional paid-in capital	144,989,691
Loan receivable from related party
Accumulated deficit	(142,727,149)
Accumulated other comprehensive loss
Total shareholders’ equity	4,805,964
Total liabilities and shareholders’ deficiency	9,248,365
Convertible Debenture Due September 2016 [Member]
Contingencies
Convertible debentures			32,273
Convertible Debenture Due November 2016 [Member]
Contingencies
Convertible debentures	1,756,142
Convertible Debenture Due January 2015 [Member]
Contingencies
Convertible debentures		$ 548,598